Intangible Assets and Goodwill - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Description Of Weighted Average Cost Of Capital Rate Applied To Cash Flow Projections	1.00%
Decrease of the long-term growth rate	0.50%
Impairment loss	$ 4.4	$ 279.6
EBITDA Margin In The Terminal Period Rate	1.00%
General Metal Finishing CGU [Member]
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Description Of Weighted Average Cost Of Capital Rate Applied To Cash Flow Projections	8.60%
Description Of WACC Application Term	5 years
Risk Free Interest Rate Applied To Cash Flow Projections	1.50%
Description Of Market Risk Premium Rate Applied To Cash Flow Projections	5.00%
Decrease of the long-term growth rate	1.00%
Impairment loss	$ 279.5